Oct. 29, 2022
08.31 Fidelity Series Corporate Bond Fund PRO-07
Supplement to theFidelity® Series Corporate Bond FundOctober 29, 2022Prospectus
08.31 Fidelity Series Corporate Bond Fund PRO-07 | Fidelity® Series Corporate Bond Fund
Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities. Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.